Cash and Cash Equivalents - Summary of Cash on Hand and Cash Held at Bank (Detail) ¥ in Thousands, HKD in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 HKD	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 HKD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank		$ 199,504			$ 361,777		$ 404,275	$ 93,906
RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	¥ 538,660	77,651		¥ 606,845	93,454
USD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank		121,726			268,198
HKD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank		$ 127	HKD 987		$ 125	HKD 969